Stock-based compensation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares (shares)	27,998,933
Stock option expense related to retirement eligibility vesting	$ 109	$ 106	$ 97
Stock option exercisable period - minimum (years)	1 year
Stock option exercisable period - maximum (years)	10 years
Granted (shares)	0	0	0
Total intrinsic value of options exercised	$ 159	$ 122	$ 130
Proceeds from the exercise of stock options	431	438	326
Excess tax benefit realized for tax deductions from options exercised	16	3	21
Unrecognized compensation cost related to nonvested awards	$ 224
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period, years	2 years 1 month
Total fair value of stock based compensation that vested during the period	$ 260	236	429
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation cost	0	2	10
Tax benefit recognized from awards other than options	$ 0	1	4
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, authorized shares (shares)	13,258,636
Stock based compensation cost	$ 273	256	235
Tax benefit recognized from awards other than options	$ 66	91	83
Shares granted (shares)	6,725,625
Tax benefit from awards vested during period	$ 34	$ 8	$ 51
Restricted Stock and Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, vesting period	0 years
Restricted Stock and Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, vesting period	4 years
Performance Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, vesting period	3 years
Shares granted (shares)	793,847	548,391	630,100
Subsidiary Long-Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	3 years
Subsidiary Long-Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation, required service period	5 years